U.S. SECURITIES AND EXCHANGE COMMISSION
"Washington, D.C.  20549"

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.
Please print or type.

1.	Name and address of issuer:
		"Prudential Europe Growth Fund, Inc."
		"100 Mulberry Street, Gateway Center Three, Newark, NJ 07102-4077."

2.	Name of each series or class of securities for which this Form is filed
	"(If the Form is being filed for all series and classes of
securities of the issuer,"
	check the box but do not list series or classes):    [ X ]

3.	Investment Company Act File Number:			811-7167
	Securities Act File Number: 			33-53151

4.	(a)	"Last day of fiscal year for which this notice
is filed:  April 30, 2002"

	(b)	[   ]  Check box if this Form is being filed late
(i.e. more than 90 calendar
		days after the end of the issuer's fiscal year). (See Instruction A.2)

"Note: If the Form is being filed late, interest must be paid on the registration fee due."

	(c)	[   ] Check box if this is the last time the issuer
 will be filing this Form.

5.	Calculation of registration fee:

	(i)	Aggregate sale price of securities sold during the
		fiscal year pursuant to section 24(f):			$	"85,156,649 "

	(ii)	Aggregate price of securities redeemed or repurchased
		during the fiscal year (if applicable):			$	"124,186,295 "

	(iii)	Aggregate price of securities redeemed or
repurchased during any prior
		"fiscal year ending not earlier than October 11, 1995 that were not "
		previously used to reduce registration fees
payable to the Commission.			$	"41,947,118 "

	(iv)	Total available redemption credits
[add items 5(ii) and 5(iii)].			$	"166,133,413 "

	(v)	Net sales - If item 5(i) is greater than item 5(iv)    [subtract
		item 5(iv) from item 5(i).			$	0

	(vi)	Redemption credits available for use in future years.  - if item 5(i)
		is less than item 5(iv) [subtract item 5(i) from item 5(iv)]			$	"80,976,764 "

	(vii)	Multiplier fo determining registration fee
(See instruction C.9):			X	0.000092

	(viii)	"Registration fee due [multiply item
5(v) by item 5(vii)] enter ""0"" "
		if no fee is due.			= $	0

6.	Prepaid Shares

	     If the response to item 5(i) was determined by deducting an amount of
	securities that were registered under the Securities
Act of 1933 pursuant to
	"rule 24e-2 as in effect before October 11, 1997, then
report the amount of "
	securties (number of shares or other units) deducted here:					0
	     If there is a number of shares or other units that
were registered pursuant
	 to rule 24e-2 remaining unsold at the end of the fiscal
year for which this
	"form is filed that are available for use by the issuer
in future fiscal years, "
	then state that number here:					0

7.	Interest due  -  if this Form is being filed more than
90 days after the end of
	the issuer's fiscal year (See Instruction D):				+ $	0

8.	Total amount of the registration fee due plus any interest due
	[line 5(viii) plus line7] :				= $	0

9.	Date the registration fee and any interest payment was sent to
	the Commission's lockbox depository:     N/A


	Method of Delivery:     N/A

		[   ]	Wire Transfer
		[   ]	Mail or other means



	SIGNATURES

	This report has been signed below by the following persons on behalf of the issuer
	and in the capacities and on the dates indicated.



		By:   (Signature and Title)		/s/Jonathan D. Shain
				Jonathan D. Shain
				Secretary


		"Date:  July 26, 2002"



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